Related Party Transactions - Schedule Of Fair Value Of Founder Shares (Detail) - Founder Shares [Member]	Feb. 28, 2023 $ / shares yr
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Founder shares measurement input	4.72
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Founder shares measurement input | yr	0.68
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Founder shares measurement input | $ / shares	0
Measurement Input Probability Of Transaction [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Founder shares measurement input	50